COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
22.	COMMITMENTS

(a)	Purchase commitments

The Group uses EMS providers to provide manufacturing services for its products. During the normal course of business, in order to reduce manufacturing lead times and ensure adequate component supply, the Group enters into contracts with certain manufacturers that allow them to procure inventory based on criteria defined by the Group. As of December 31, 2011, the Group had commitments under non-cancellable contracts with future minimum purchases of $287 in 2012.

(b)	Operating lease as lessee

The Group entered into operating lease agreements for its office spaces in the PRC. These leases expire at various dates through 2014. Rental expenses under such operating leases were $1,152, $1,093 and $1,980 for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements are as follows:

Year 2012	$1,640
Year 2013	1,525
Year 2014 and thereafter	38

$3,203

(c)	Capital commitments

As of December 31, 2011, capital commitments for construction of property and purchase of plant, machinery and equipment are as follows:

Year 2012	$27,355
Year 2013 and thereafter	23,022

$50,377